Property and Equipment	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	March 31, 2019	March 31, 2018
Leasehold improvements	$-	$755,466
Computer and equipment	216,977	202,292
Automobiles	158,857	161,074
Right of use asset	160,551	-
	536,385	1,118,832
less: Accumulated depreciation	(158,684)	(58,456)
Total, net	$377,701	$1,060,376

The Company made non-refundable prepayments for improvements to an event and meeting venue; architectural and construction work commenced in 2018 and had not been completed as of the date of this report. This event and meeting venue is intended to attract potential incubation clientele. At the time of this report, Management is not able to reasonably and accurately forecast when these improvements would generate future benefits to the Company in the form of positive cash flows; accordingly, the Company has written off these assets as selling and marketing expenses included in the Company’s results of operations for the year ended March 31, 2019.

For the years ended March 31, 2018, 2017, and 2016 depreciation expense was $101,043, $18,852 and $21,039, respectively.